Employee benefits - Costs recognized in the statement of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Overfunded pension plans
Costs recognized in the statement of comprehensive income
Balance at beginning of the year	$ (163)	$ (153)	$ (113)
Effect of changes actuarial assumptions	(679)	(65)	(271)
Return on plan assets (excluding interest income)	479		281
Change of asset ceiling / costly liabilities (excluding interest income)	172	47	(36)
Others	(1)	(3)
Total	(29)	(21)	(26)
Deferred income tax	10	7	9
Other comprehensive income	(19)	(14)	(17)
Translation adjustments	23	4	(23)
Transfers/ disposal	(7)
Accumulated other comprehensive income	(166)	(163)	(153)
Underfunded pension plans
Costs recognized in the statement of comprehensive income
Balance at beginning of the year	(496)	(496)	(495)
Effect of changes actuarial assumptions	172	(167)	(117)
Return on plan assets (excluding interest income)	(144)	167	71
Others			35
Total	28		(11)
Deferred income tax	(7)	(3)	16
Other comprehensive income	21	(3)	5
Translation adjustments	11	4	(6)
Transfers/ disposal	(4)	(1)
Accumulated other comprehensive income	(468)	(496)	(496)
Other benefits
Costs recognized in the statement of comprehensive income
Balance at beginning of the year	(189)	(160)	(95)
Effect of changes actuarial assumptions	32	(27)	(75)
Others	(1)	(14)
Total	31	(41)	(75)
Deferred income tax	(8)	12	17
Other comprehensive income	23	(29)	(58)
Translation adjustments	10	1	(7)
Transfers/ disposal	28	(1)
Accumulated other comprehensive income	$ (128)	$ (189)	$ (160)